Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings Per Share
Note 20 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	For the year ended December 31
	2017	2016	2015
	€ in thousands (other than share and per share data)
Net income (loss) attributed to owners of the Company	(6,115)	(209)	8,340

Weighted average ordinary shares outstanding (1)	10,675,757	10,677,700	10,715,634

Dilutive effect:
Stock options and warrants	-	-	42,736

Diluted weighted average ordinary shares Outstanding	10,675,757	10,677,700	10,758,370

Basic profit (loss) per share from continuing operations	(0.57)	(0.02)	0.78

Diluted profit (loss) per share from continuing operations	(0.57)	(0.02)	0.78

(1)	Net of treasury shares.

Amount of dilutive stock options and warrants that were not included in diluted loss per share because they are anti-dilutive for the year ended December 2017 is 3,198 and for the year ended December 2016 is 2,953.